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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ----------------------------------------------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         ----------------------------------------------------------------------
Phone:   (617) 261-9000
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan         Boston, Massachusetts   November 11, 2011
   -------------------------------    ---------------------   ----------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-04037                    Pioneer Investment Management, Inc.
        ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 45
                                        --------------------

Form 13F Information Table Value Total: 2,960,999
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number        Name

    1         028-06536                   AEW Capital Management, Inc.
    ------        -----------------       -------------------------------------
    2         028-06808                   Natixis Global Asset Management, L.P.
    ------        -----------------       -------------------------------------
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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    9/30/2011

                                                                                                              VOTING AUTHORITY
                               TITLE              VALUE     SH or    SH/  PUT/   INVESTMENT    OTHER   -----------------------------
       NAME OF ISSUER        OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  Call   DISCRETION   MANAGERS    SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities    COM       015271109   65,116   1,060,700  SH       Shared-Defined  01 02    832,600       -      228,100
American Assets Trust       COM       024013104   20,873   1,162,869  SH       Shared-Defined  01 02    990,347       -      172,522
American Campus Communities COM       024835100   21,225    570,400   SH       Shared-Defined  01 02    493,700       -       76,700
Associated Estates Realty   COM       045604105    1,677    108,500   SH       Shared-Defined  01 02    108,500       -            -
Avalon Bay Communities      COM       053484101   175,720  1,540,728  SH       Shared-Defined  01 02   1,216,859      -      323,869
Biomed Realty Trust Inc.    COM       09063H107   41,042   2,476,900  SH       Shared-Defined  01 02   2,100,500      -      376,400
Boston Properties Inc.      COM       101121101   191,494  2,149,200  SH       Shared-Defined  01 02   1,688,800      -      460,400
Brookfield Asset Mgmt Cl A  COM       112900105   15,125    549,000   SH       Shared-Defined  01 02    374,000       -      175,000
Brookfield Office
 Properties Inc.            COM       112900105   20,800   1,510,500  SH       Shared-Defined  01 02   1,259,800      -      250,700
Camden Property Trust       COM       133131102   49,264    891,500   SH       Shared-Defined  01 02    750,500       -      141,000
Campus Crest Communities
 Inc                        COM       13466Y105   11,550   1,061,600  SH       Shared-Defined  01 02    900,900       -      160,700
Coresite Realty Corp.       COM       21870Q105    8,254    575,200   SH       Shared-Defined  01 02    491,600       -       83,600
Corporate Office Properties COM       22002T108    7,124    327,100   SH       Shared-Defined  01 02    275,400       -       51,700
DCT Industrial Trust Inc.   COM       233153105   11,320   2,578,500  SH       Shared-Defined  01 02   2,164,800      -      413,700
DDR Corp                    COM       251591103   39,098   3,587,000  SH       Shared-Defined  01 02   3,051,700      -      535,300
Dupont Fabros Technology    COM       26613Q106   48,097   2,442,700  SH       Shared-Defined  01 02   2,094,000      -      348,700
Entertainment Pptys Trust   COM       29380T105   52,085   1,336,200  SH       Shared-Defined  01 02   1,077,700      -      258,500
Equity Lifestyle Properties COM       29472R108   30,234    482,200   SH       Shared-Defined  01 02    411,900       -       70,300
Equity Residential          COM       29476L107   222,626  4,292,000  SH       Shared-Defined  01 02   3,435,700      -      856,300
Essex Property Trust Inc    COM       297178105   19,579    163,100   SH       Shared-Defined  01 02    136,800       -       26,300
Extra Space Storage Inc.    COM       30225T102   47,575   2,553,700  SH       Shared-Defined  01 02   2,169,300      -      384,400
Federal Realty Invs Trust   COM       313747206   125,181  1,519,000  SH       Shared-Defined  01 02   1,179,300      -      339,700
First Potomac Realty Trust  COM       33610F109   29,727   2,383,900  SH       Shared-Defined  01 02   2,009,800      -      374,100
Forest City Enterprises
 - Class A                  COM       345550107   10,876   1,020,300  SH       Shared-Defined  01 02    851,400       -      168,900
HCP Inc.                    COM       40414L109   145,043  4,137,000  SH       Shared-Defined  01 02   3,282,800      -      854,200
Health Care Reit Inc.       COM       42217K106   22,998    491,400   SH       Shared-Defined  01 02    412,400       -       79,000
Host Hotels & Resorts       COM       44107P104   87,432   7,991,936  SH       Shared-Defined  01 02   6,331,636      -    1,660,300
Kilroy Realty Corp.         COM       49427F108   57,971   1,852,100  SH       Shared-Defined  01 02   1,568,100      -      284,000
Kite Realty Group           COM       49803T102    9,846   2,690,283  SH       Shared-Defined  01 02   2,366,133      -      324,150
Liberty Property Trust      COM       531172104   77,855   2,674,500  SH       Shared-Defined  01 02   2,078,100      -      596,400
Macerich Company (the)      COM       554382101   88,192   2,068,781  SH       Shared-Defined  01 02   1,706,856      -      361,925
National Retail Properties  COM       637417106   19,567    728,200   SH       Shared-Defined  01 02    606,700       -      121,500
Omega Healthcare Investors  COM       681936100   38,122   2,393,100  SH       Shared-Defined  01 02   2,043,300      -      349,800
Pebblebrook Hotel Trust     COM       70509V100   18,847   1,204,300  SH       Shared-Defined  01 02   1,014,800      -      189,500
Piedmont Office
 Realty Trust               COM       720190206   25,959   1,605,400  SH       Shared-Defined  01 02   1,261,700             343,700
ProLogis Inc                COM       74340W103   136,050  5,610,300  SH       Shared-Defined  01 02   4,458,500           1,151,800
Public Storage Inc.         COM       74460D109   180,354  1,619,700  SH       Shared-Defined  01 02   1,280,600      -      339,100
Ramco Gershenson Properties COM       751452202    6,245    761,600   SH       Shared-Defined  01 02    697,100       -       64,500
Regency Centers Corp.       COM       758849103   43,689   1,236,600  SH       Shared-Defined  01 02   1,051,500      -      185,100

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
Retail Opportunity
 Investments Corp.          COM       76131N101   23,661   2,135,500  SH       Shared-Defined  01 02   1,755,300      -      380,200
RLJ Lodging Trust           COM       74965L101   16,365   1,281,500  SH       Shared-Defined  01 02   1,095,600             185,900
Simon Property Group        COM       828806109   375,183  3,411,377  SH       Shared-Defined  01 02   2,726,839      -      684,538
Starwood Hotels & Resorts   COM       85590A401   43,707   1,125,900  SH       Shared-Defined  01 02    900,600       -      225,300
Ventas Inc.                 COM       92276F100   138,621  2,806,103  SH       Shared-Defined  01 02   2,241,103      -      565,000
Vornado Realty Trust        COM       929042109   139,630  1,871,210  SH       Shared-Defined  01 02   1,500,505      -      370,705
Column Totals                                    2,960,999 86,039,587                                  70,446,078     -   15,593,509